Lease Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Leases [Abstract]
Lease Commitments [Text Block]
14.  Lease Commitments

The Company leases its USA facilities under operating leases beginning a) April 2012 through March 2017 and b) a month-to-month lease. Additionally, the Company leases its Europe facility on a three-year lease beginning January 2012 through January 2015. (See Note 17, Contingent Subsidiary Sale.) The Company also has three equipment operating leases with terms of three to five years.

Future required minimum principal repayments over the next five years are as follows:

Year ending December 31:	Future required minimum lease payments
2014 (payment in arrears)	$198,764
2014 (October – December)	$41,908
2015	$167,628
2016	$167,628
2017	$41,907

Rent expense totals $91,751 for the three months ended and $280,799 for the nine months ended September 30, 2014, compared to $108,446 for the three months ended and $325,980 for the nine months ended September 30, 2013.

13. Lease Commitments

The Company leases its USA facilities under operating leases beginning a) February 2005 and extended through December 2012 with a month-to-month to lease subsequent to the lease term period and b) April 2012 through March 2017. Additionally, the Company leases its Europe facility on a three-year lease beginning January 2012 through January 2015. The Company also has three equipment operating leases with terms of three to five years.

Future minimum rental payments are as follows for the year ending December 31, 2013:

Year ending	Future minimum rental payments
2014	$281,159
2015	$173,654
2016	$167,628
2017	$41,907
2018 & Thereafter	$-

Rent expense totals $435,863 for the twelve months ended December 2013 and $413,401 for 2012.